Columbia Frontier Fund

Supplement dated April 27, 2012

to the Prospectuses dated March 1, 2012

Closing the Fund to New Investors and New Accounts

Effective as of the date of this supplement, the following sub-section is added under “Choosing a Share Class — The Funds” for the prospectus offering Classes A, B, C, I, R, R4 and R5 shares of the Fund and, for the prospectus offering Class Z shares, under “About Class Z Shares — The Funds”:

FUND CLOSING

As of the close of business on May 31, 2012 (the “Closing Date”), the Fund will suspend the offer and sale of shares to new investors and new accounts, subject to certain limited exceptions described below:

1. Investors who have opened and funded an account with the Fund on or prior to the Closing Date will be able to make additional purchases of Fund shares and will be able to continue reinvestment of dividends and capital gain distributions after the Closing Date;

2. Any retirement plan, discretionary wrap program or similar investment vehicle may purchase Fund shares and add new accounts for the Fund after the Closing Date if the investor or another plan, program or similar investment vehicle with the same or an affiliated sponsor is invested in the Fund as of the Closing Date;

3. Any retirement plan, discretionary wrap program or similar investment vehicle that has approved the Fund as an investment option as of the Closing Date, but that has not opened an account as of that date, may open an account and purchase Fund shares and add new accounts for the Fund after the Closing Date, provided that such plan, program or similar investment vehicle opens its initial account with the Fund on or prior to July 31, 2012; and

4. Any discretionary wrap program, discretionary model retirement asset allocation program or similar investment vehicle that follows an asset allocation model that includes the Fund as an investment option as of the Closing Date may open an account and purchase Fund shares and add new accounts for the Fund after the Closing Date.

In the event that an order to purchase shares is received by the Fund or its transfer agent after the Closing Date from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund or its transfer agent and any money that the Fund or its transfer agent received with the order will be returned to the investor, account or selling agent, as appropriate, without interest. Although the Closing Date is expected to be May 31, 2012, the Fund reserves the right to delay or accelerate the date.

The information in the “Principal Investment Strategies of the Fund” in the Summary of the Fund is superseded and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase (between $27.3 million and $3.72 billion as of March 31, 2012). The Fund invests primarily in common stocks that Columbia Management Investment Advisers, LLC (the Investment Manager) believes have the potential for long-term, above-average earnings growth. The Fund may invest up to 20% of its net assets in stocks of companies that have market capitalizations outside the range of the Russell 2000 Growth Index.

The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

The following has been added to the Principal Risks of Investing in the Fund in the Summary of the Fund:

Portfolio Turnover Risk.    The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

The portfolio manager information under the caption “Fund Management” in the Summary of the Fund section is superseded and replaced with the following:

FUND MANAGEMENT

Investment Manager:    Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Wayne M. Collette, CFA	Lead Portfolio Manager	April 2012
George J. Myers, CFA	Portfolio Manager	April 2012
Lawrence W. Lin, CFA	Portfolio Manager	April 2012
Brian D. Neigut	Portfolio Manager	April 2012

The information in the “Principal Investment Strategies of the Fund” in the More Information About the Fund section is superseded and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase (between $27.3 million and $3.72 billion as of March 31, 2012). The Fund invests primarily in common stocks that Columbia Management Investment Advisers, LLC (the Investment Manager) believes have the potential for long-term, above-average earnings growth. The Fund may invest up to 20% of its net assets in stocks of companies that have market capitalizations outside the range of the Russell 2000 Growth Index.

The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Investment Manager considers, among other factors:

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

•	overall economic and market conditions.

The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

The following has been added to the Principal Risks of Investing in the Fund in the More Information About the Fund section of the prospectus:

Portfolio Turnover Risk.    The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

The portfolio manager information under the caption “Fund Management and Compensation” in the More Information About the Fund section is superseded and replaced with the following:

Portfolio Managers.    The portfolio managers responsible for the day-to-day management of the Fund are:

Wayne M. Collette, CFA, Lead Portfolio Manager

•	Managed the Fund since April 2012.
•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2001.
•	Began investment career in 1996.
•	B.A. from Brandeis University and an M.B.A. in finance from the Columbia Business School at Columbia University.

George J. Myers, CFA, Portfolio Manager

•	Managed the Fund since April 2012.
•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2004.
•	Began investment career in 1998.
•	B.B.A., an M.S. in finance and an M.S. in real estate from the University of Wisconsin at Madison.

Lawrence W. Lin, CFA, Portfolio Manager

•	Managed the Fund since April 2012.
•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2006.
•	Began investment career in 1998.
•	B.S. from the University of Southern California.

Brian D. Neigut, Portfolio Manager

•	Managed the Fund since April 2012.
•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2007.
•	Began investment career in 1995.
•	B.B.A. from Pacific Lutheran University.

The rest of the section remains the same.

Shareholders should retain this Supplement for future reference.

SL-9904-8 A (4/12)